Share-Based Compensation - Summary Of Weighted Average Grant-Date Fair Value Of Options Granted (Detail) - Two Thousand And Nineteen Lions Gate Plan [Member] - Share-Based Payment Arrangement, Option [Member] - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - $ / shares
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average fair value of grants	$ 4.63	$ 4.56	$ 6.16
Weighted average assumptions:
Risk-free interest rate minimum	4.30%	2.80%	1.10%
Risk-free interest rate maximum	4.50%	3.70%	2.45%
Expected volatility for options		44.00%
Expected volatility for options minimum	46.00%		42.00%
Expected volatility for options maximum	47.00%		44.00%
Expected dividend yield	0.00%	0.00%	0.00%
Maximum [Member]
Weighted average assumptions:
Expected option lives (in years)	7 years	7 years	7 years
Minimum [Member]
Weighted average assumptions:
Expected option lives (in years)	3 years 3 months 18 days	3 years 6 months	3 years 3 months 18 days